Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share (Parentheticals) - $ / shares	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share (Parentheticals) [Line Items]
Basic and diluted weighted average ordinary shares outstanding (in Shares)	5,297,030	20,655,000	8,961,092	18,677,398
Diluted net loss per ordinary share	$ (0.08)	$ (0.07)	$ (0.10)	$ (0.34)
Class B [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share (Parentheticals) [Line Items]
Basic and diluted weighted average ordinary shares outstanding (in Shares)	6,666,667	6,666,667	6,482,052	6,666,667
Diluted net loss per ordinary share	$ (0.08)	$ (0.07)	$ (0.10)	$ (0.34)